TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE - Schedule of trade and other accounts receivable and non-current accounts receivable (Details) - USD ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Currency	$ 1,176,049	$ 1,398,859
Argentine Peso
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Currency	8,968	13,827
Brazilian Real
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Currency	722,208	825,749
Chilean Peso
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Currency	71,628	75,050
Colombian Peso
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Currency	16,032	12,720
Euro
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Currency	96,438	90,699
US Dollar
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Currency	224,169	344,347
Australian Dollar
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Currency	5,457	5,097
Japanese Yen
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Currency	4,998	4,695
Pound Sterling
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Currency	8,488	3,390
Peruvian Sol
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Currency	699	7,640
Korean Won
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Currency	309	5,882
Other Currencies
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Currency	$ 16,655	$ 9,763